Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (5,275,854)	$ (6,240,482)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	3,196	2,587
Stock-based compensation	499,583	496,066
Decrease to fair value of derivative	(1,000,000)	(108,944)
Inventory obsolescence charge	248,073	181,988
Accretion of discount and debt issuance costs on 2022 Notes	302,049	0
Gain on forgiveness of loan	0	(178,229)
Changes in operating assets and liabilities:
Inventory	(569,156)	(307,760)
Prepaid expenses and other current assets	225,124	(91,668)
Accounts payable	846,869	66,033
Accrued interest	265,000	151,285
Accrued expenses and other liabilities	(959)	70,496
Net cash used in operating activities	(4,456,075)	(5,958,628)
Cash flows from investing activities:
Purchases of property and equipment	0	(3,275)
Net cash used in investing activities	0	(3,275)
Cash flows from financing activities:
Repayment of insurance premium financing	(106,257)	0
Proceeds received from convertible notes	0	1,050,000
Proceeds received from senior secured convertible notes	3,525,000	0
Proceeds from issued common stock and warrants, net of financing costs	0	6,219,233
Payment of 2022 Financing debt issuance costs	(482,367)	0
Net cash provided by financing activities	2,936,376	7,269,233
Net (decrease) increase in cash	(1,519,699)	1,307,330
Cash, beginning of year	2,266,639	959,309
Cash, end of year	746,940	2,266,639
Non-cash financing activities:
Financing of insurance premium	354,190	0
Issuance of restricted stock	8,959	0
Exchange of Series 2 Convertible Notes into Senior Secured Notes (See Note 10)	699,781	0
Issuance of restricted stock in consideration for services performed	30,840	103,750
Unpaid issuance costs in accounts Payable	73,048	$ 0
Inducement Shares 2022 [Member]
Non-cash financing activities:
Fair value of 2022 Inducement Shares issued (see Note 10)	314,523
Warrant 2022 [Member]
Non-cash financing activities:
Fair value of 2022 Warrants issued (see Note 10)	1,470,133
Placement Agent Warrants [Member]
Non-cash financing activities:
Fair value of 2022 Warrants issued (see Note 10)	$ 219,894